Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Bank of America, N.A.

BofA Securities, Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Drexel Hamilton, LLC

Mischler Financial Group, Inc.

(collectively, the “Specified Parties”)

Re:	Extended Stay America Trust 2026-ESH2 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2026-ESH2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 8 January 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 January 2026

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 22 January 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extension Options) and
ii.	Original Mortgage Loan Term (Including Extension Options)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extension Options) and
c.	Original Mortgage Loan Term (Including Extension Options),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extension Options) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extension Options)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extension Options),
ii.	Original Mortgage Loan Amortization Term (Including Extension Options),
iii.	Remaining Mortgage Loan Amortization Term (Excluding Extension Options) and
iv.	Remaining Mortgage Loan Amortization Term (Including Extension Options)

of the Mortgage Loan,

b.	Use the “Original Mortgage Loan Term (Excluding Extension Options),” as shown on the Final Data File, for the “Mortgage Loan IO Period (Excluding Extension Options)” of the Mortgage Loan and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Spread,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 3.67500% provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate and
ii.	Assumed Mortgage Loan Interest Rate @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Assumed Mortgage Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service,
ii.	Mortgage Loan Monthly Debt Service,
iii.	Mortgage Loan Annual Debt Service @ SOFR Cap and
iv.	Mortgage Loan Monthly Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service @ SOFR Cap,” as shown on the Final Data File.

Attachment A Page 5 of 6

10.	Using the:
a.	Number of Units,
b.	TTM October 2025 NCF,
c.	Underwritten NCF,
d.	Mortgage Loan Annual Debt Service,
e.	Mortgage Loan Annual Debt Service @ SOFR Cap,
f.	Cut-off Date Mortgage Loan Balance,
g.	Mortgage Loan Balance at Maturity and
h.	Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM October 2025 NCF DSCR,
ii.	Mortgage Loan TTM October 2025 NCF DSCR @ SOFR Cap,
iii.	Mortgage Loan Underwritten In-Place NCF DSCR,
iv.	Mortgage Loan Underwritten In-Place NCF DSCR @ SOFR Cap,
v.	Mortgage Loan Cut-off Date As-Is LTV,
vi.	Mortgage Loan Maturity Date As-Is LTV,
vii.	Mortgage Loan TTM October 2025 NCF DY,
viii.	Mortgage Loan Underwritten In-Place NCF DY and
ix.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan, and with respect to ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

11.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Allocated Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

13.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Total Admin Fee Rate and
b.	Assumed Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	6 January 2026

Promissory Notes (see Note 1)	8 January 2026

Cash Management Agreement (see Note 1)	8 January 2026

Deposit Account Control Agreement (see Note 1)	8 January 2026

Limited Recourse Guaranty Agreement (see Note 1)	8 January 2026

Environmental Indemnity Agreement (see Note 1)	8 January 2026

Non-Consolidation Opinion (see Note 1)	8 January 2026

Allocated Loan Amount Schedule (see Note 1)	7 January 2026

Operating Lease (see Note 1)	30 December 2025

Trademark License Agreement (see Note 1)	30 December 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	26 December 2025

Engineering Reports	Various

Seismic Risk Assessment Reports	Various

Environmental Phase I Reports	Various

Underwriter’s Summary Report	Not Dated

October 25 TTM Data Tape	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Management Agreement (see Note 1)	30 December 2025

Management Agreement Abstract (see Note 1)	19 December 2025

Historical CapEx Summary	Not Dated

Pro Forma Title Policies	Not Dated

Ground Lease Documents	Various

Insurance Review Document (see Note 1)	6 January 2026

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report or Title Policy
Property City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Market	October 25 TTM Data Tape
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Underwriter’s Summary Report
Year Renovated	Underwriter’s Summary Report
Number of Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Property Manager	Management Agreement
Brand	Appraisal Report
Flag	Underwriter’s Summary Report
Historical PIP / CapEx	Underwriter’s Summary Report
Title Type	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Documents
Ground Lease Payment	Ground Lease Documents

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
Appraised Value	Appraisal Report or Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Environmental Firm	Environmental Phase I Report
Phase I Date	Environmental Phase I Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Firm	Seismic Risk Assessment Report
Seismic Report Date	Seismic Risk Assessment Report
Seismic PML %	Seismic Risk Assessment Report
Environmental Insurance	Insurance Review Document
Seismic Insurance	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information:

Characteristic	Source Document(s)

2019 Occupancy	Underwriter’s Summary Report
2020 Occupancy	Underwriter’s Summary Report
2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
2024 Occupancy	Underwriter’s Summary Report
TTM October 2025 Occupancy	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
2019 Average Daily Rate	Underwriter’s Summary Report
2020 Average Daily Rate	Underwriter’s Summary Report
2021 Average Daily Rate	Underwriter’s Summary Report
2022 Average Daily Rate	Underwriter’s Summary Report
2023 Average Daily Rate	Underwriter’s Summary Report
2024 Average Daily Rate	Underwriter’s Summary Report
TTM October 2025 Average Daily Rate	Underwriter’s Summary Report
Underwritten Average Daily Rate	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
2024 RevPAR	Underwriter’s Summary Report
TTM October 2025 RevPAR	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
2019 Room Revenue	Underwriter’s Summary Report
2020 Room Revenue	Underwriter’s Summary Report
2021 Room Revenue	Underwriter’s Summary Report
2022 Room Revenue	Underwriter’s Summary Report
2023 Room Revenue	Underwriter’s Summary Report
2024 Room Revenue	Underwriter’s Summary Report
TTM October 2025 Room Revenue	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
2020 Total Revenue	Underwriter’s Summary Report
2021 Total Revenue	Underwriter’s Summary Report
2022 Total Revenue	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

2024 Total Revenue	Underwriter’s Summary Report
TTM October 2025 Total Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
TTM October 2025 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
2020 NCF	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
2024 NCF	Underwriter’s Summary Report
TTM October 2025 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Adjusted Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Debt Service Deposit	Mortgage Loan Agreement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Initial Outstanding TI/LC Reserve	Mortgage Loan Agreement
Monthly Outstanding TI/LC Reserve	Mortgage Loan Agreement
Outstanding TI/LC Cap	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement
Other Escrow Reserve Cap	Mortgage Loan Agreement
Upfront PIP / CapEx	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Original Mortgage Loan Balance	Allocated Loan Amount Schedule
Payment Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Extension Term SOFR Cap	Mortgage Loan Agreement
Spread Increase	Mortgage Loan Agreement
Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
SOFR Cap Strike Price	Mortgage Loan Agreement
Payment Grace Period (Default)	Mortgage Loan Agreement
Payment Grace Period	Mortgage Loan Agreement
Maturity Payment Grace Period (Default)	Mortgage Loan Agreement
Maturity Payment Grace Period	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Guarantor	Limited Recourse Guaranty Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value,” “Date of Appraisal (Valuation Date)” and “Appraisal Cap Rate” characteristics for each Property, the Depositor instructed us to use the appraisal value, appraisal valuation date and appraisal cap rate associated with the “Appraised Value Type” appraisal valuation type, respectively, as shown in the applicable Source Document(s).

For the purpose of comparing the “Appraised Value” characteristic for the Mortgage Loan, the Depositor instructed us to use the “As Is Portfolio – Hypothetical Going Concern Value” appraised value, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events to cure certain trigger periods or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 7
5.	For the purpose of comparing the “Maturity Payment Grace Period” characteristic, the Depositor instructed us to use the “Payment Grace Period,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

8.	For the purpose of comparing the:
a.	Seismic Firm,
b.	Seismic Report Date and
c.	Seismic PML %

characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic risk assessment report Source Document in the related loan file. For any Property that does not contain a seismic risk assessment report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the characteristics listed in a. through c. above.

Exhibit 2 to Attachment A Page 7 of 7

9.	For any Property listed in the table below, the Depositor instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Relating To	Characteristic

Savannah Pooler	Title Type
Ground Lease Payment

Titusville – Space Center	Ground Lease Expiration Date
Ground Lease Payment

Melbourne – I-95	Ground Lease Expiration Date
Ground Lease Payment

Jacksonville - Southside - St Johns Towne Ctr	Ground Lease Expiration Date
Ground Lease Payment

Jacksonville - Deerwood Park	Ground Lease Expiration Date
Ground Lease Payment

Tampa - North - USF/Attractions	Title Type

Orlando - Convention Ctr - 6443 Westwood	Title Type

San Ramon - Bishop Ranch - West	Title Type

Orlando - Altamonte Springs	Title Type

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Number
Site ID
Property Name
Loan Purpose
Sponsor
Appraised Value Type
Phase II Date
Origination Date
Mortgage Loan Spread
SOFR Cap Expiration Date
SOFR Cap Provider
SOFR Cap Provider Rating (M/S&P/F)
DST
Borrower Entity
Master Servicer Fee Rate
Primary Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.